RETIREMENT BENEFIT OBLIGATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Recognised liability at beginning of the year	$ 1,613	$ 1,819
Recognised in profit or loss in the current year	159	177
Interest on obligation	159	177
Other	1,397	1,613
Actuarial losses	(156)	(85)
Translation	(101)	(147)
Employer payments	(118)	(151)
Present value of unfunded obligation recognised as a liability at end of year	1,397	1,613
Current portion	125	124
Non-current portion	$ 1,272	$ 1,489
The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation	7.80%	7.80%
Discount rate	11.90%	10.40%
CPI inflation	6.30%	5.80%
Continuation at retirement	100.00%	75.00%